PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Agrico Acquisition Corp [Member]
PRIVATE PLACEMENT

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 7,250,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $7,250,000, in a private placement. A portion of the proceeds from the private placement was added to the proceeds from the IPO held in the Trust Account.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Warrants (i) will not be transferable, assignable or salable until the completion of the initial Business Combination and (ii) will be entitled to registration rights (see Note 7).

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 7,250,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $7,250,000, in a private placement. A portion of the proceeds from the private placement was added to the proceeds from the IPO held in the Trust Account.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Warrants (i) will not be transferable, assignable or salable until the completion of the initial Business Combination and (ii) will be entitled to registration rights (see Note 7).